Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Net pension assets	$ 5.6	$ 5.1
Land rights	9.3	9.7
Deferred investment costs	1.8	1.9
Deferred financing costs	1.5	2.2
Other	7.3	7.5
Other non-current assets	$ 25.5	$ 26.4